OPERATING EXPENSES BEFORE CREDIT IMPAIRMENT CHARGES, RESTRUCTURING AND SPECIFIC PROVISIONS (Tables)	6 Months Ended
Jun. 30, 2026
Expenses by nature [abstract]
Disclosure of operating expenses before credit impairment restructuring and specific provisions

	30 June 2026	30 June 2025
	£m	£m
Staff costs	603	611
Operational losses (See Note 21)	47	42
Other administration expenses	533	502
Depreciation, amortisation and impairment	170	176
	1,353	1,331